Financial Instruments and Risk Management - Schedule of Credit Risk (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade receivable
Trade receivables, Collection within less than 1 year	RM 12,589,414	$ 2,988,443	RM 8,409,351
Other receivables
Other receivables, Collection within less than 1 year	RM 11,099,330	$ 2,593,250	RM 2,103,818